UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08572

                                BISHOP STREET FUNDS
               (Exact name of registrant as specified in charter)

                                    --------

                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Address of principal executive offices)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-262-9565

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2007

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS


Strategic Growth Fund                                                (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

                                                                                     Market
                                                                                     Value
 Shares                                                                              (000)
---------                                                                         ------------
                                    COMMON STOCK -- 98.7%
CONSUMER DISCRETIONARY -- 14.5%
   14,600   Abercrombie & Fitch, Cl A                                             $      1,178
   44,400   Apollo Group, Cl A*                                                          2,671
   54,600   Coach*                                                                       2,581
   44,300   GameStop*                                                                    2,496
   43,700   McDonald's                                                                   2,380
   51,900   Nordstrom                                                                    2,434
   41,700   Target                                                                       2,651
   78,740   Wyndham Worldwide*                                                           2,580
                                                                                  ------------
                                                                                        18,971
                                                                                  ------------
CONSUMER STAPLES -- 3.0%
   62,813   CVS                                                                          2,489
   24,700   Hansen Natural*                                                              1,400
                                                                                  ------------
                                                                                         3,889
                                                                                  ------------
ENERGY -- 4.0%
   16,800   National Oilwell Varco*                                                      2,427
   24,800   Transocean*                                                                  2,804
                                                                                  ------------
                                                                                         5,231
                                                                                  ------------
FINANCIALS -- 17.5%
   20,400   Affiliated Managers Group*                                                   2,601
   44,700   Allstate                                                                     2,557
   40,000   American International Group                                                 2,706
   93,600   CB Richard Ellis Group, Cl A*                                                2,606
   23,000   Everest Re Group Ltd.                                                        2,536
   19,400   Franklin Resources                                                           2,474
   13,100   Goldman Sachs Group                                                          2,839
   53,500   JPMorgan Chase                                                               2,451
   30,700   Merrill Lynch                                                                2,188
                                                                                  ------------
                                                                                        22,958
                                                                                  ------------
HEALTH CARE -- 17.7%
   48,500   Aetna                                                                        2,632
   48,000   Cigna                                                                        2,558
   48,800   Express Scripts*                                                             2,724
   33,000   Genentech*                                                                   2,575
   38,800   Genzyme*                                                                     2,404
   63,700   Gilead Sciences*                                                             2,603
   82,100   Schering-Plough                                                              2,597
   46,200   Thermo Electron*                                                             2,667
   50,200   UnitedHealth Group                                                           2,431
                                                                                  ------------
                                                                                        23,191
                                                                                  ------------
INDUSTRIALS -- 12.2%
   24,200   Lockheed Martin                                                              2,625
   52,600   McDermott International*                                                     2,845
   32,200   United Technologies                                                          2,591
   29,000   W.W. Grainger                                                                2,645
   37,800   Manpower                                                                     2,433
   19,100   Precision Castparts                                                          2,826
                                                                                  ------------
                                                                                        15,965
                                                                                  ------------


Bishop Street Funds                                           September 30, 2007

Strategic Growth Fund                                                (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

                                                                                     Market
                                                                                     Value
 Shares                                                                              (000)
---------                                                                         ------------
INFORMATION TECHNOLOGY -- 25.7%
   61,100   Accenture Ltd., Cl A                                                  $      2,459
   75,900   Akamai Technologies*                                                         2,181
   78,000   Cisco Systems*                                                               2,583
   91,000   Dell*                                                                        2,512
    4,900   Google, Cl A*                                                                2,780
   52,900   Hewlett-Packard                                                              2,634
   85,000   Intuit*                                                                      2,575
   43,700   Memc Electronic Materials*                                                   2,572
   76,200   Nvidia*                                                                      2,761
  125,700   Oracle*                                                                      2,721
   63,700   Qualcomm                                                                     2,692
  120,400   Red Hat*                                                                     2,392
  113,700   Western Digital*                                                             2,879
                                                                                  ------------
                                                                                        33,741
                                                                                  ------------
MATERIALS -- 4.1%
   24,100   Allegheny Technologies                                                       2,650
   32,400   Monsanto                                                                     2,778
                                                                                  ------------
                                                                                         5,428
                                                                                  ------------
            TOTAL COMMON STOCK (Cost $103,609)                                         129,374
                                                                                  ------------
                                 CASH EQUIVALENTS (A) -- 0.8%
  539,368   Dreyfus Cash Management Fund, Institutional Shares, 5.180%                     539
  539,368   Fidelity Institutional Money Market Portfolio, Institutional Shares,
            5.320%                                                                         539
                                                                                  ------------
            TOTAL CASH EQUIVALENTS (Cost $1,078)                                         1,078
                                                                                  ------------
TOTAL INVESTMENTS (COST $104,687) + -- 99.5%                                           130,452
                                                                                  ------------
                              OTHER ASSETS AND LIABILITIES -- 0.5%
TOTAL OTHER ASSETS AND LIABILITIES, NET                                                    666
                                                                                  ------------
NET ASSETS -- 100.0%                                                              $    131,118
                                                                                  ============

* NON-INCOME PRODUCING SECURITY

(A) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2007.

CL -- CLASS
LTD. -- LIMITED

+ AT SEPTEMBER 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $104,687, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $29,426 AND $(3,661), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

BSF-QH-001-0700


Bishop Street Funds                                           September 30, 2007

Large Cap Core Equity (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

                                                                                       Market
                                                                                       Value
  Shares                                                                               (000)
-----------                                                                         ------------
                               COMMON STOCK -- 99.4%
CONSUMER DISCRETIONARY -- 10.2%
     16,000  Bed Bath & Beyond* (A)                                                 $        546
     15,810  Best Buy (A)                                                                    728
      3,800  Black & Decker                                                                  317
      7,800  Carnival (A)                                                                    378
     10,670  Centex                                                                          283
     10,710  Coach*                                                                          506
     31,520  Comcast, Cl A* (A)                                                              762
     10,430  EchoStar Communications, Cl A*                                                  488
      2,400  Garmin (A)                                                                      287
      7,660  Harley-Davidson (A)                                                             354
      4,980  Harman International Industries                                                 431
     16,000  Hasbro                                                                          446
      9,300  International Game Technology                                                   401
      7,300  Kohl's*                                                                         418
      5,705  Liberty Media Capital, Ser A*                                                   712
     20,740  Lowe's                                                                          581
      9,700  Omnicom Group                                                                   466
     23,500  Pulte Homes                                                                     320
     19,100  Staples                                                                         410
     36,720  Time Warner                                                                     674
     17,060  Viacom, Cl B*                                                                   665
      8,290  Whirlpool (A)                                                                   739
                                                                                    ------------
                                                                                          10,912
                                                                                    ------------
CONSUMER STAPLES -- 7.9%
     16,910  Altria Group                                                                  1,176
     27,090  Archer-Daniels-Midland                                                          896
     15,800  Campbell Soup                                                                   585
      8,100  Colgate-Palmolive                                                               578
      9,550  Costco Wholesale                                                                586
     16,510  PepsiCo                                                                       1,210
     23,050  Procter & Gamble                                                              1,621
     26,030  Wal-Mart Stores                                                               1,136
     15,230  Walgreen                                                                        719
                                                                                    ------------
                                                                                           8,507
                                                                                    ------------
ENERGY -- 11.8%
     12,870  Apache                                                                        1,159
      9,300  Canadian Natural Resources (A)                                                  704
     18,360  Chevron                                                                       1,718
     17,090  ConocoPhillips                                                                1,500
     11,380  Devon Energy                                                                    947
     26,800  El Paso                                                                         455
     16,590  Encana (A)                                                                    1,026
     22,700  Nabors Industries Ltd.*                                                         698
      9,860  National Oilwell Varco* (A)                                                   1,425
     11,700  Peabody Energy                                                                  560
      7,200  Suncor Energy*                                                                  683
     15,720  Valero Energy                                                                 1,056
     10,990  XTO Energy                                                                      680
                                                                                    ------------
                                                                                          12,611
                                                                                    ------------
FINANCIALS -- 19.4%
     16,870  ACE                                                                           1,022
      5,100  Allstate                                                                        292
     34,270  American International Group                                                  2,318
     43,990  Bank of America                                                               2,211
     12,560  Capital One Financial                                                           834
     51,830  Citigroup                                                                     2,419
     27,380  Countrywide Financial (A)                                                       521


Bishop Street Funds                                           September 30, 2007

Large Cap Core Equity (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

                                                                                       Market
                                                                                       Value
  Shares                                                                               (000)
-----------                                                                         ------------
FINANCIALS (CONTINUED)
     37,500  E*Trade Financial*                                                     $        490
      5,710  Franklin Resources                                                              728
     22,120  Genworth Financial                                                              680
      5,250  Goldman Sachs Group                                                           1,138
     10,270  Hartford Financial Services Group                                               950
     52,920  JPMorgan Chase                                                                2,425
      7,830  Legg Mason                                                                      660
     11,690  Lehman Brothers Holdings (A)                                                    722
     10,850  Merrill Lynch                                                                   773
     14,940  Morgan Stanley                                                                  941
     15,140  Travelers                                                                       762
     17,300  Wachovia                                                                        868
                                                                                    ------------
                                                                                          20,754
                                                                                    ------------
HEALTH CARE -- 12.8%
      9,200  Abbott Laboratories                                                             493
      7,500  Allergan                                                                        483
     14,700  Amgen*                                                                          832
     12,300  Biogen Idec*                                                                    816
      5,100  Celgene*                                                                        364
     14,540  Coventry Health Care*                                                           904
      4,100  Genentech*                                                                      320
     10,990  Genzyme*                                                                        681
      9,600  Gilead Sciences*                                                                392
     35,710  Johnson & Johnson                                                             2,346
      9,520  Laboratory Corp of America Holdings* (A)                                        745
     18,600  Merck                                                                           961
     48,980  Pfizer                                                                        1,197
     21,100  St. Jude Medical*                                                               930
     20,170  UnitedHealth Group                                                              977
     11,510  Wyeth                                                                           513
      8,970  Zimmer Holdings*                                                                726
                                                                                    ------------
                                                                                          13,680
                                                                                    ------------
INDUSTRIALS -- 12.6%
     15,920  Caterpillar                                                                   1,249
     15,340  Danaher                                                                       1,269
     17,720  Dover                                                                           903
      4,300  Eaton                                                                           426
     11,900  Equifax                                                                         454
     10,690  Exelon                                                                          805
     15,220  General Dynamics                                                              1,286
     21,800  General Electric                                                                902
     16,750  Illinois Tool Works                                                             999
     14,360  Ingersoll-Rand, Cl A                                                            782
      8,530  L-3 Communications Holdings                                                     871
     29,340  Norfolk Southern                                                              1,523
     10,890  Parker Hannifin                                                               1,218
      5,300  Precision Castparts                                                             784
                                                                                    ------------
                                                                                          13,471
                                                                                    ------------
INFORMATION TECHNOLOGY -- 17.2%
     15,720  Adobe Systems*                                                                  686
     10,040  Apple Computer*                                                               1,542
     30,810  Applied Materials                                                               638
     14,370  Autodesk*                                                                       718
     17,700  Broadcom, Cl A*                                                                 645
     62,030  Cisco Systems*                                                                2,054
     17,300  Citrix Systems*                                                                 698
     42,950  EMC*                                                                            893
      2,120  Google, Cl A*                                                                 1,203
     33,000  Intel                                                                           853


Bishop Street Funds                                           September 30, 2007

Large Cap Core Equity (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

                                                                                        Market
Shares\Face                                                                             Value
Amount(000)                                                                             (000)
-----------                                                                         ------------
INFORMATION TECHNOLOGY (CONTINUED)
      7,920  International Business Machines                                        $        933
      7,400  Kla-Tencor (A)                                                                  413
      9,930  Memc Electronic Materials*                                                      584
     80,580  Microsoft                                                                     2,374
     20,235  Nvidia*                                                                         733
     47,340  Oracle*                                                                       1,025
     11,280  SanDisk*                                                                        622
     84,200  Sun Microsystems*                                                               472
     25,450  Texas Instruments                                                               931
     14,200  VeriSign*                                                                       479
                                                                                    ------------
                                                                                          18,496
                                                                                    ------------
MATERIALS -- 3.9%
     19,190  Alcoa                                                                           751
      5,500  Allegheny Technologies                                                          605
     12,310  Freeport-McMoRan Copper & Gold, Cl B                                          1,291
     24,490  Teck Cominco Ltd, Cl B (A)                                                    1,168
      3,300  United States Steel                                                             350
                                                                                    ------------
                                                                                           4,165
                                                                                    ------------
TELECOMMUNICATION SERVICES -- 3.1%
     30,950  Corning*                                                                        763
      7,400  NII Holdings*                                                                   608
     31,580  Sprint Nextel                                                                   600
     30,320  Verizon Communications                                                        1,342
                                                                                    ------------
                                                                                           3,313
                                                                                    ------------
UTILITIES -- 0.5%
      5,400  Entergy                                                                         585
                                                                                    ------------
             TOTAL COMMON STOCK (Cost $95,710)                                           106,494
                                                                                    ------------

                            MASTER NOTES (B) -- 2.4%
$     1,270  Bear Stearns                                                                  1,270
      1,270  JPMorgan Securities                                                           1,270
                                                                                    ------------
             TOTAL MASTER NOTES (Cost $2,540)                                              2,540
                                                                                    ------------

                         COMMERCIAL PAPER (B)(D) -- 1.2%
      1,271  Queens Health, 5.424%, 10/18/07
             TOTAL COMMERCIAL PAPER (Cost $1,265)                                          1,265
                                                                                    ------------

                         EXCHANGE TRADED FUND -- 0.5%
      3,750  SPDR Trust, Ser 1* (A)
             TOTAL EXCHANGE TRADED FUND (Cost $576)                                          572
                                                                                    ------------

                          CASH EQUIVALENTS (C) -- 0.3%
    169,094  Dreyfus Cash Management Fund, Institutional Shares, 5.180%                      169
    169,094  Fidelity Institutional Money Market Portfolio, Institutional Shares,
             5.320%                                                                          169
                                                                                    ------------
             TOTAL CASH EQUIVALENTS (Cost $338)                                              338
                                                                                    ------------


Bishop Street Funds                                           September 30, 2007

Large Cap Core Equity (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

    Face                                                                               Market
   Amount                                                                              Value
   (000)                                                                               (000)
-----------                                                                         ------------
                            REPURCHASE AGREEMENT (B) -- 4.7%
$     4,998  Lehman Brothers 5.330%, dated 09/28/07, to be repurchased on 10/01/07, repurchase price $4,997,722 (collateralized by a U.S. Government obligations, ranging in par value
             $250,000-25,065,000, 0.000%, 01/25/37-06/25/37, with a
             total market value of  $5,098,575)
             TOTAL REPURCHASE AGREEMENT (Cost $4,998)                               $      4,998
                                                                                    ------------
TOTAL INVESTMENTS (COST $105,427) + -- 108.5%                                            116,207
                                                                                    ------------
                         OTHER ASSETS AND LIABILITIES -- (8.5)%
OTHER ASSETS AND LIABILITIES, NET                                                          9,129
                                                                                    ------------
NET ASSETS -- 100.0%                                                                $    107,078
                                                                                    ============

* NON-INCOME PRODUCING SECURITY

CL -- CLASS
LTD. -- LIMITED
SER. -- SERIES
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPT

(A) THE SECURITY OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT SEPTEMBER 30, 2007 WAS 8,533,846.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AS OF SEPTEMBER 30, 2007, WAS $8,803,385.

(C) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2007.

(D) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON SEPTEMBER 30, 2007, THE VALUE OF THESE SECURITIES AMOUNTED TO $1,265, REPRESENTING 1.2% OF THE NET ASSETS OF THE FUND.

+ AT SEPTEMBER 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $105,427, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $14,507 AND $(3,726), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

BSF-QH-001-0700


Bishop Street Funds                                           September 30, 2007

High Grade Income                                                    (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

    Face                                                                             Market
   Amount                                                                            Value
   (000)                                                                             (000)
------------                                                                      -----------
                                CORPORATE OBLIGATIONS -- 43.8%
AEROSPACE & DEFENSE -- 2.7%
               General Dynamics
$      1,000   4.500%, 08/15/10                                                   $       986
               Rockwell Automation
       1,200   6.700%, 01/15/28                                                         1,314
               United Technologies
       1,200   6.350%, 03/01/11                                                         1,256
                                                                                  -----------
                                                                                        3,556
                                                                                  -----------
AUTO FINANCE -- 1.2%
               Toyota Motor Credit
       1,500   5.450%, 05/18/11                                                         1,535
                                                                                  -----------
AUTOMOTIVE -- 0.6%
               DaimlerChrysler NA Holding
         700   8.000%, 06/15/10                                                           748
                                                                                  -----------
BANKS -- 3.4%
               Bank of America
       2,350   4.875%, 01/15/13                                                         2,294
               BHP Billiton Finance
         850   5.250%, 12/15/15                                                           827
               JPMorgan Chase
       1,400   5.875%, 06/13/16                                                         1,403
                                                                                  -----------
                                                                                        4,524
                                                                                  -----------
BROADCASTING & CABLE -- 1.8%
               TCI Communications
       1,200   7.875%, 08/01/13                                                         1,313
               Turner Broadcasting System
         975   8.375%, 07/01/13                                                         1,091
                                                                                  -----------
                                                                                        2,404
                                                                                  -----------
COMPUTER HARDWARE -- 4.6%
               Cisco Systems
       1,400   5.500%, 02/22/16                                                         1,391
               Dell
       1,325   6.550%, 04/15/08                                                         1,333
               IBM
       1,400   8.375%, 11/01/19                                                         1,710
         500   4.250%, 09/15/09                                                           497
               Oracle
       1,200   5.250%, 01/15/16                                                         1,168
                                                                                  -----------
                                                                                        6,099
                                                                                  -----------
FINANCIALS -- 5.7%
               Boeing Capital
       1,400   6.500%, 02/15/12                                                         1,476
               CIT Group
       1,350   5.000%, 11/24/08                                                         1,323
               General Electric Capital MTN, Ser A
       2,350   5.450%, 01/15/13                                                         2,372
               Goldman Sachs Group
         650   6.600%, 01/15/12                                                           681
               Jefferies Group
         675   6.250%, 01/15/36                                                           605
               Merrill Lynch MTN, Ser C


Bishop Street Funds                                           September 30, 2007

High Grade Income                                                    (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

    Face                                                                             Market
   Amount                                                                            Value
   (000)                                                                             (000)
------------                                                                      -----------
FINANCIALS (CONTINUED)
$      1,200   5.000%, 02/03/14                                                   $     1,150
                                                                                  -----------
                                                                                        7,607
                                                                                  -----------
FOOD & BEVERAGE -- 0.7%
               ConAgra Foods
         884   7.875%, 09/15/10                                                           952
                                                                                  -----------
FOREIGN GOVERNMENTS -- 0.8%
               Republic of Italy
       1,000   5.375%, 06/12/17                                                         1,018
                                                                                  -----------
GENERAL MERCHANDISE -- 1.2%
               Office Depot
         600   6.250%, 08/15/13                                                           605
               Target
       1,000   6.350%, 01/15/11                                                         1,035
                                                                                  -----------
                                                                                        1,640
                                                                                  -----------
HEALTH CARE -- 1.2%
               Johnson & Johnson
       1,400   6.950%, 09/01/29                                                         1,615
                                                                                 ------------
HEALTHCARE - DISTRIBUTION/SERVICES -- 0.8%
               Hillenbrand Industries
       1,125   4.500%, 06/15/09                                                         1,121
                                                                                  -----------
HOUSEHOLD PRODUCTS -- 1.1%
               Proctor & Gamble
       1,200   8.000%, 10/26/29                                                         1,494
                                                                                  -----------
MEDIA -- 1.0%
               News America
       1,200   7.250%, 05/18/18                                                         1,300
                                                                                  -----------
MOVIES & ENTERTAINMENT -- 0.9%
               Walt Disney MTN
       1,200   6.200%, 06/20/14                                                         1,254
                                                                                  -----------
OIL & GAS - EQUIPMENT/SERVICES -- 1.1%
               Baker Hughes
       1,400   6.000%, 02/15/09                                                         1,421
                                                                                  -----------
OIL & GAS - EXPLORATION/PRODUCTION -- 1.0%
               Anadarko Petroleum
       1,250   7.200%, 03/15/29                                                         1,300
                                                                                  -----------
OIL & GAS - INTEGRATED -- 3.0%
               BP Amoco
       1,385   9.125%, 03/01/11                                                         1,581
               Conocophillips
       1,400   4.750%, 10/15/12                                                         1,370
               Occidental Petroleum
       1,000   6.750%, 01/15/12                                                         1,059
                                                                                  -----------
                                                                                        4,010
                                                                                  -----------


Bishop Street Funds                                           September 30, 2007

High Grade Income                                                    (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

    Face                                                                             Market
   Amount                                                                            Value
   (000)                                                                             (000)
------------                                                                      -----------
PHARMACEUTICALS -- 3.3%
               Abbott Laboratories
$      2,100   5.600%, 05/15/11                                                   $     2,139
               Genentech
       1,200   4.750%, 07/15/15                                                         1,131
               Teva Pharmaceutical LLC (A)
       1,200   5.550%, 02/01/16 (A)                                                     1,166
                                                                                  -----------
                                                                                        4,436
                                                                                  -----------
SEMI-CONDUCTORS -- 1.3%
               Constellation Energy Group
         500   7.000%, 04/01/12                                                           528
               Duke Energy
       1,275   4.200%, 10/01/08                                                         1,262
                                                                                  -----------
                                                                                        1,790
                                                                                  -----------
STEEL & STEEL WORKS -- 1.3%
               Nucor
       1,800   4.875%, 10/01/12                                                         1,751
                                                                                  -----------
TELECOMMUNICATIONS -- 1.3%
               GTE South, Ser C
         500   6.000%, 02/15/08                                                           501
               Sprint Capital
       1,200   7.625%, 01/30/11                                                         1,272
                                                                                  -----------
                                                                                        1,773
                                                                                  -----------
TELEPHONES & TELECOMMUNICATION -- 1.0%
               AT&T Wireless Services
       1,200   8.125%, 05/01/12                                                         1,331
                                                                                  -----------
TRANSPORTATION SERVICES -- 0.6%
               FedEx
         800   7.250%, 02/15/11                                                           857
                                                                                  -----------
UTILITIES -- 2.2%
               Dominion Resources
       1,350   4.125%, 02/15/08                                                         1,343
               Hydro-Quebec, Ser IU
       1,325   7.500%, 04/01/16                                                         1,534
                                                                                  -----------
                                                                                        2,877
                                                                                  -----------
               TOTAL CORPORATE OBLIGATIONS (Cost $59,276)                              58,413
                                                                                  -----------
                         U.S. GOVERNMENT AGENCY OBLIGATIONS -- 31.5%
               FHLB
       1,000   5.000%, 02/22/13                                                           995
       1,450   4.100%, 06/13/08                                                         1,443
       1,000   3.875%, 07/24/09                                                           990
               FHLB, Ser GH10
         200   6.875%, 08/13/10                                                           213
               FHLB, Ser KU10
       1,300   4.750%, 08/13/10                                                         1,311
               FHLB, Ser RH10
       1,750   3.875%, 02/12/10                                                         1,729


Bishop Street Funds                                           September 30, 2007

High Grade Income                                                    (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

    Face                                                                             Market
   Amount                                                                            Value
   (000)                                                                             (000)
------------                                                                      -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
               FHLMC
$        875   8.250%, 06/01/16                                                   $     1,060
       1,000   6.500%, 06/27/22                                                         1,007
       1,000   6.000%, 07/10/13                                                         1,022
       1,000   5.500%, 03/05/10                                                         1,002
       1,400   5.500%, 03/22/22                                                         1,400
       1,000   5.400%, 01/11/12                                                         1,003
       1,400   5.200%, 03/05/19                                                         1,377
       2,400   5.125%, 10/15/08                                                         2,416
       1,000   5.000%, 01/30/14                                                         1,012
       1,400   4.750%, 05/06/13                                                         1,383
       1,500   4.625%, 08/15/08                                                         1,499
       1,400   4.375%, 03/01/10                                                         1,398
       1,800   4.250%, 05/22/13                                                         1,759
       1,100   4.000%, 06/12/13                                                         1,061
       1,000   4.000%, 01/28/19 (C)                                                       998
               FHLMC MTN
       1,400   5.750%, 05/23/11                                                         1,409
       1,400   5.500%, 02/22/13                                                         1,405
       1,400   5.400%, 02/01/16                                                         1,402
       1,400   5.250%, 12/01/14                                                         1,393
         200   5.000%, 06/18/18 (C)                                                       198
       2,800   4.850%, 12/01/09                                                         2,801
               FHLMC REMIC Ser R010, Cl AB
       1,147   5.500%, 12/15/19                                                         1,144
               FNMA
       2,400   7.250%, 01/15/10                                                         2,546
         400   6.000%, 08/22/16                                                           404
       1,400   5.650%, 04/10/13                                                         1,407
         625   4.750%, 03/30/09 (C)                                                       628
               FNMA  REMIC Ser 2007, Cl BE
       1,277   5.450%, 12/25/20                                                         1,272
                                                                                  -----------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
               (Cost $41,896)                                                          42,087
                                                                                  -----------
                              U.S. TREASURY OBLIGATIONS -- 19.3%
               U.S. Treasury Bonds
       1,700   6.375%, 08/15/27 (A)                                                     2,017
       2,800   6.250%, 08/15/23 (A)                                                     3,217
         800   6.250%, 05/15/30                                                           951
       1,000   6.000%, 02/15/26 (A)                                                     1,132
       1,300   5.250%, 11/15/28 (A)                                                     1,362
         400   4.750%, 02/15/37 (A)                                                       395
       3,100   4.500%, 02/15/36 (A)                                                     2,939
               U.S. Treasury Notes (A)
       2,750   7.500%, 11/15/16                                                         3,341
       4,500   7.250%, 05/15/16                                                         5,357
       1,400   4.250%, 08/15/15                                                         1,380
       1,325   4.125%, 08/31/12                                                         1,320
       1,200   4.000%, 02/15/14                                                         1,178
       1,200   4.000%, 02/15/15                                                         1,167
                                                                                  -----------
               TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,717)                          25,756
                                                                                  -----------
                     U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 2.8%
               FHLMC, Ser 2844, Cl VB
         188   5.500%, 12/15/19                                                           177
               FHLMC, Ser 3070, Cl DH
         520   5.500%, 11/15/35                                                           519
               FHLMC, Ser 3196, Cl CB
         873   5.250%, 08/15/11                                                           867
               FHLMC, Ser M90821
          53   3.500%, 05/01/08                                                            52


Bishop Street Funds                                           September 30, 2007

High Grade Income                                                    (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

 Shares/Face                                                                         Market
   Amount                                                                            Value
    (000)                                                                            (000)

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
               FNMA, Ser 254884
$        847   3.500%, 08/01/10                                                   $       820
               GNMA, Ser 2003-7, Cl PE
       1,400   5.500%, 11/16/31                                                         1,395
                                                                                  -----------
               TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
                 (Cost $3,862)                                                          3,830
                                                                                  -----------
                                   MASTER NOTES (B) -- 5.6%
               Bear Stearns
       3,730   5.450%, 10/03/07                                                         3,730
               JPMorgan Securities
       3,729   5.350%, 10/15/07                                                         3,729
                                                                                  -----------
               TOTAL MASTER NOTES (Cost $7,459)                                         7,459
                                                                                  -----------
                               COMMERCIAL PAPER (B)(E) -- 2.8%
               Queens Health
       3,729   5.424%, 10/18/07                                                         3,713
                                                                                  -----------
               TOTAL COMMERCIAL PAPER (Cost $3,713)                                     3,713
                                                                                  -----------
                                 CASH EQUIVALENTS (D) -- 1.5%
     970,214   Dreyfus Cash Management Fund, Institutional Shares, 5.180%                 970
               Fidelity Institutional Money Market Portfolio,
     970,214   Institutional Shares, 5.320%                                               970
                                                                                  -----------
               TOTAL CASH EQUIVALENTS (Cost $1,940)                                     1,940
                                                                                  -----------
                              REPURCHASE AGREEMENT (B) -- 11.0%
               Lehman Brothers 5.330%, dated 09/28/07, to be repurchased
               on 10/01/07, repurchase price $14,675,960 (collateralized
               by a U.S. Government obligations, ranging in par value
               $250,000-25,065,000, 0.000%, 01/25/37-06/25/37, with a
      14,669   total market value of  $14,996,129)                                     14,669
                                                                                  -----------
               TOTAL REPURCHASE AGREEMENT (Cost $14,669)                               14,669
                                                                                  -----------
TOTAL INVESTMENTS (COST $157,532) + -- 118.3%                                         157,867
                                                                                  -----------
                            OTHER ASSETS AND LIABILITIES -- (18.3)%
TOTAL OTHER ASSETS AND LIABILITIES, NET                                               (24,443)
                                                                                  -----------
NET ASSETS -- 100.0%                                                              $   133,424
                                                                                  ===========

(A) THIS SECURITY OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT SEPTEMBER 30, 2007 WAS $25,211,995.

(B) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AS OF SEPTEMBER 30, 2007 WAS $25,841,061.

(C) STEP BOND -- COUPON RATE INCREASES IN INCREMENTS TO MATURITY. RATE DISCLOSED IS AS OF SEPTEMBER 30, 2007.

(D) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2007.

(E) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON SEPTEMBER 30, 2007, THE VALUE OF THESE SECURITIES AMOUNTED TO $3,713, REPRESENTING 2.8 % OF THE NET ASSETS OF THE FUND.

CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
LLC - LIMITED LIABILITY COMPANY


Bishop Street Funds                                           September 30, 2007

High Grade Income                                                    (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

MTN -- MEDIUM TERM NOTE
NA - NORTH AMERICA
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

+ AT SEPTEMBER 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $157,532, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,679 AND $(1,344), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

BSF-QH-001-0700


Bishop Street Funds                                           September 30, 2007

Hawaii Municipal Bond Fund (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

    Face                                                                             Market
   Amount                                                                            Value
    (000)                                                                            (000)
------------                                                                      -----------
                                   MUNICIPAL BONDS -- 98.0%
CALIFORNIA -- 1.1%
               Highland, Redevelopment Agency, Project Area No. 1 Tax
               Allocation, RB, AMBAC Insured
$      1,440   5.650%, 12/01/24                                                   $     1,674
               La Mesa-Spring Valley, School District, Electric of 2002
               Project, Ser B, GO, FGIC Insured (A)
         630   5.890%, 08/01/27                                                           246
                                                                                  -----------
                                                                                        1,920
                                                                                  -----------
GEORGIA -- 1.2%
               Main Street, Natural Gas Incorporated, Ser B, RB
       2,000   5.000%, 03/15/18                                                         2,051
                                                                                  -----------
HAWAII -- 77.6%
               Hawaii County, Refunding & Improvement Project, Ser A, GO,
               FGIC Insured
         450   5.600%, 05/01/12                                                           488
         430   5.600%, 05/01/13                                                           472
         400   5.550%, 05/01/09                                                           412
               Hawaii County, Ser A, GO, AMBAC
       1,000   5.000%, 07/15/15                                                         1,082
       1,580   4.250%, 07/15/26                                                         1,515
               Hawaii County, Ser A, GO, FSA Insured
       1,000   5.000%, 07/15/23                                                         1,036
               Hawaii County, Ser A, GO, FSA Insured, Pre-Refunded @ 101 (B)
         500   5.400%, 05/15/15                                                           520
               Hawaii County, Ser A, GO, MBIA Insured
       1,055   5.250%, 07/15/18                                                         1,136
       1,205   5.000%, 07/15/15                                                         1,291
       1,470   5.000%, 07/15/24                                                         1,528
               Hawaii State Department Hawaiian Home, Kapolei Office
               Facilities, Ser A, COP, FSA Insured
       2,000   5.000%, 11/01/31                                                         2,063
               Hawaii State, Airport System, RB, AMT, FGIC Insured
         280   5.250%, 07/01/21                                                           288
               Hawaii State, Airport System, Second Ser, RB, AMT, ETM
          60   6.900%, 07/01/12                                                            65
               Hawaii State, Airport System, Second Ser, RB, AMT, ETM,
               MBIA Insured
       1,505   6.900%, 07/01/12                                                         1,626
               Hawaii State, Airport System, Ser B, RB, AMT, FGIC Insured
       1,500   6.625%, 07/01/18                                                         1,612
       1,500   6.500%, 07/01/14                                                         1,616
         500   6.000%, 07/01/19                                                           529
               Hawaii State, Department of Budget & Finance, Chaminade
               University, RB, Radian Insured
       1,000   5.000%, 01/01/26                                                         1,005
       1,000   4.700%, 01/01/31                                                           943
       1,000   4.750%, 01/01/36                                                           926
               Hawaii State, Department of Budget & Finance, Electric
               Company & Subsidiary Project, RB, MBIA Insured
         170   5.450%, 11/01/23                                                           170
               Hawaii State, Department of Budget & Finance, Electric
               Company & Subsidiary Project, Ser A, RB, AMT, FGIC Insured
       1,500   4.800%, 01/01/25                                                         1,502
               Hawaii State, Department of Budget & Finance, Electric
               Company & Subsidiary Project, Ser B, RB, AMT, XLCA Insured
       1,025   5.000%, 12/01/22                                                         1,042
               Hawaii State, Department of Budget & Finance, Hawaiian
               Electric, Ser A, RB, AMT, AMBAC Insured
         675   5.100%, 09/01/32                                                           684
               Hawaii State, Department of Budget & Finance, Hawaiian
               Electric, Ser A, RB, AMT, MBIA Insured


Bishop Street Funds                                           September 30, 2007

Hawaii Municipal Bond Fund (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

    Face                                                                             Market
   Amount                                                                            Value
    (000)                                                                            (000)
------------                                                                      -----------
HAWAII (CONTINUED)
$      3,380   5.650%, 10/01/27                                                   $     3,576
               Hawaii State, Department of Budget & Finance, Hawaiian
               Electric, Ser C, RB, AMT, AMBAC Insured
       1,000   6.200%, 11/01/29                                                         1,051
               Hawaii State, Department of Budget & Finance, Mid Pacific
               Institute, RB, Radian Insured
       1,000   5.000%, 01/01/26                                                         1,008
       1,000   4.625%, 01/01/31                                                           919
               Hawaii State, Department of Budget & Finance, Queens Health
               Systems, Ser B, RB, MBIA Insured, Pre-Refunded @ 101 (B)
         750   5.250%, 07/01/11                                                           767
               Hawaii State, Harbor System, Ser A, RB, AMT, FSA Insured
       2,025   5.750%, 07/01/17                                                         2,137
         670   5.750%, 07/01/29                                                           700
       1,210   5.700%, 07/01/16                                                         1,277
       1,000   5.600%, 07/01/15                                                         1,056
         500   5.000%, 01/01/31                                                           506
               Hawaii State, Harbor System, Ser B, RB, AMT, AMBAC Insured
         200   5.500%, 07/01/19                                                           211
               Hawaii State, Harbor System, Ser B, RB, AMT, FSA Insured
       1,000   5.000%, 01/01/13                                                         1,055
               Hawaii State, Highway, RB
       1,000   6.000%, 07/01/08                                                         1,018
       2,000   6.000%, 07/01/09                                                         2,082
               Hawaii State, Highway, RB, FSA Insured
       4,000   5.000%, 07/01/12                                                         4,242
               Hawaii State, Highway, Ser A, RB, FSA Insured
         725   5.000%, 07/01/21                                                           762
       1,565   5.000%, 07/01/22                                                         1,641
       1,805   5.000%, 07/01/23                                                         1,889
               Hawaii State, Highway, Ser B, RB, FSA Insured
       2,300   5.000%, 07/01/16                                                         2,474
               Hawaii State, Housing, Finance & Development, Single-Family
               Housing, Ser A, RB, AMT, FNMA Collateral
         285   5.750%, 07/01/30                                                           292
       3,000   5.400%, 07/01/29                                                         3,055
         620   5.400%, 07/01/30                                                           631
               Hawaii State, Housing, Finance & Development, Single-Family
               Housing, Ser B, RB, FNMA Collateral
       1,000   5.450%, 07/01/17                                                         1,014
               Hawaii State, Housing, Finance & Development, University of
               Hawaii Faculty Housing Project, RB, AMBAC Insured
         700   5.650%, 10/01/16                                                           701
               Hawaii State, Kapolei Office Building, Ser A, COP, AMBAC Insured
       1,475   5.250%, 05/01/13                                                         1,514
       1,000   5.000%, 05/01/08                                                         1,008
       1,100   5.000%, 05/01/15                                                         1,125
       1,000   5.000%, 05/01/16                                                         1,022
       1,000   5.000%, 05/01/17                                                         1,021
         500   5.000%, 05/01/18                                                           510
               Hawaii State, No. 1 Capitol District State Office, COP, MBIA
               Insured
       1,000   5.200%, 05/01/14                                                         1,035
         175   5.000%, 05/01/11                                                           181
               Hawaii State, Ser CM, GO, FGIC Insured
       2,000   6.500%, 12/01/13                                                         2,313
         500   6.000%, 12/01/09                                                           525
       1,500   6.000%, 12/01/11                                                         1,640
               Hawaii State, Ser CP, GO, FGIC Insured
          90   5.000%, 10/01/16                                                            91
               Hawaii State, Ser CU, GO, MBIA Insured
         550   5.750%, 10/01/12                                                           583
               Hawaii State, Ser CU, GO, MBIA Insured, Pre-Refunded @ 100 (B)
          25   5.750%, 10/01/11                                                            27
               Hawaii State, Ser CV, GO, FGIC Insured
       1,000   5.250%, 08/01/21                                                         1,043


Bishop Street Funds                                           September 30, 2007

Hawaii Municipal Bond Fund (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

    Face                                                                             Market
   Amount                                                                            Value
    (000)                                                                            (000)
------------                                                                      -----------
HAWAII (CONTINUED)
               Hawaii State, Ser CX, GO, FSA Insured
$      1,000   5.500%, 02/01/21                                                   $     1,061
               Hawaii State, Ser DD, GO, MBIA Insured
       1,000   5.000%, 05/01/16                                                         1,066
               Hawaii State, Ser DF, GO, AMBAC Insured
       1,250   5.000%, 07/01/21                                                         1,318
               Hawaii State, Ser DG, GO AMBAC
       1,000   5.000%, 07/01/16                                                         1,076
               Hawaii State, University of Hawaii, Ser A, RB, FGIC Insured,
               Pre-Refunded @ 100 (B)
       1,605   5.500%, 07/15/14                                                         1,739
         500   5.125%, 07/15/32                                                           534
               Hawaii State, University of Hawaii, Ser B, RB, FSA Insured
         320   5.250%, 10/01/16                                                           337
         775   5.250%, 10/01/17                                                           814
               Honolulu City & County, 1st Board Resolution, Senior Ser C,
               RB, MBIA Insured
       2,850   5.000%, 07/01/31                                                         2,948
               Honolulu City & County, 2nd Board Resolution, Junior Ser B-1,
               RB, MBIA Insured
         865   5.000%, 07/01/23                                                           909
               Honolulu City & County, 2nd Board Resolution, Junior Ser A-1,
               RB, MBIA Insured
         815   5.000%, 07/01/22                                                           857
               Honolulu City & County, 2nd Board, Junior Ser A-1, RB,
               MBIA Insured
       1,130   5.000%, 07/01/23                                                         1,188
               Honolulu City & County, 2nd Board, Junior Ser B-1, RB,
               MBIA Insured
       1,485   5.000%, 07/01/24                                                         1,558
               Honolulu City & County, Board of Water Supply, Ser A, RB,
               FGIC Insured
       2,000   5.000%, 07/01/33                                                         2,052
               Honolulu City & County, GO
         625   5.250%, 03/01/17                                                           669
               Honolulu City & County, GO, ETM
         230   6.000%, 12/01/09                                                           242
               Honolulu City & County, Senior Ser A, RB, FGIC Insured
       2,000   5.000%, 07/01/18                                                         2,128
       1,280   5.000%, 07/01/20                                                         1,350
               Honolulu City & County, Ser A, GO
          55   6.000%, 01/01/10                                                            58
       1,000   5.750%, 04/01/12                                                         1,087
               Honolulu City & County, Ser A, GO, ETM
         500   6.000%, 01/01/09                                                           515
          95   6.000%, 01/01/10                                                           100
               Honolulu City & County, Ser A, GO, MBIA Insured
         500   5.250%, 03/01/28                                                           522
       1,000   5.000%, 07/01/14                                                         1,077
               Honolulu City & County, Ser B, GO, ETM, FGIC Insured
         635   5.500%, 10/01/11                                                           681
               Honolulu City & County, Ser B, RB, AMT, MBIA Insured
       1,000   5.250%, 07/01/21                                                         1,060
               Honolulu City & County, Ser C, GO, FGIC Insured
         565   5.125%, 07/01/11                                                           585
       1,100   5.125%, 07/01/15                                                         1,136
       2,500   5.000%, 07/01/19                                                         2,571
               Honolulu City & County, Ser C, GO, MBIA Insured
         500   5.000%, 07/01/16                                                           538
               Honolulu City & County, Ser D, GO, AMT, FGIC Insured
         245   4.850%, 02/01/10                                                           251
               Honolulu City & County, Ser D, GO, MBIA Insured
         885   5.000%, 07/01/19                                                           937
       2,000   5.000%, 07/01/23                                                         2,093
               Honolulu City & County, Ser E, GO, FGIC Insured
       1,500   5.250%, 07/01/20                                                         1,609


Bishop Street Funds                                           September 30, 2007

Hawaii Municipal Bond Fund (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

    Face                                                                             Market
   Amount                                                                            Value
    (000)                                                                            (000)
------------                                                                      -----------
HAWAII (CONTINUED)
               Honolulu City & County, Waipahu Towers Project, Ser A, RB,
               AMT, GNMA Collateral
$        200   6.900%, 06/20/35                                                   $       200
               Honolulu City & County, Waste Water, 2nd Board Resolution,
               Junior Ser, RB, FGIC Insured
       1,000   5.000%, 07/01/23                                                         1,026
               Honolulu City & County, Water Board, Ser A, RB, FGIC Insured,
               Pre-Refunded @ 100 (B)
       1,700   4.750%, 07/01/16                                                         1,810
       2,000   4.750%, 07/01/17                                                         2,129
               Honolulu City & County, Water Board, Ser B, RB, AMT MBIA Insured
       1,000   5.250%, 07/01/20                                                         1,063
         325   5.000%, 07/01/15                                                           346
               Kauai County, Ser A, GO, FGIC Insured
       1,610   5.000%, 08/01/21                                                         1,693
       1,440   5.000%, 08/01/23                                                         1,507
               Kauai County, Ser A, GO, FGIC Insured, Pre-Refunded @ 100 (B)
       1,135   6.250%, 08/01/18                                                         1,218
       1,480   6.250%, 08/01/20                                                         1,588
       1,335   6.250%, 08/01/21                                                         1,432
       1,050   6.250%, 08/01/22                                                         1,126
               Kauai County, Ser A, GO, MBIA Insured
         490   5.625%, 08/01/18                                                           522
       1,500   5.000%, 08/01/25                                                         1,537
               Kauai County, Ser A, GO, MBIA Insured, Pre-Refunded @ 100 (B)
         260   5.625%, 08/01/18                                                           279
               Maui County Hawaii, Ser A, GO, MBIA Insured
       1,000   4.750%, 07/01/25                                                         1,018
               Maui County, GO, MBIA Insured
       1,100   5.000%, 03/01/24                                                         1,147
               Maui County, Ser A, GO
         260   5.375%, 03/01/12                                                           274
               Maui County, Ser A, GO, FGIC Insured, Pre-Refunded @ 101 (B)
          50   5.000%, 03/01/13                                                            51
               Maui County, Ser A, GO, Pre-Refunded @ 100 (B)
         225   5.375%, 03/01/12                                                           238
               Maui County, Ser B, GO, MBIA Insured
         500   5.000%, 09/01/17                                                           532
               University of Hawaii, Ser A, RB, MBIA Insured
       5,000   4.625%, 07/15/31                                                         5,001
         500   3.625%, 10/01/12                                                           500
                                                                                  -----------
                                                                                      134,156
                                                                                  -----------
ILLINOIS -- 1.0%
               Illinois State, Educational Facilities Authority, Northwestern
               University, RB
         670   5.000%, 12/01/38                                                           686
               Illinois State, Finance Authority, Hospital Sisters Services,
               Ser A, RB
       1,000   5.000%, 03/15/27                                                         1,013
                                                                                  -----------
                                                                                        1,699
                                                                                  -----------
INDIANA -- 1.6%
               Indiana State, Finance Authority, Highway, Ser A, RB, FGIC
               Insured
       1,200   4.500%, 06/01/27                                                         1,188
               Indiana State, Health & Educational Facilities Financing
               Authority, Clarian Health Obligation, Ser A, RB
       1,500   5.000%, 02/15/39                                                         1,490
                                                                                  -----------
                                                                                        2,678
                                                                                  -----------


Bishop Street Funds                                           September 30, 2007

Hawaii Municipal Bond Fund (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

    Face                                                                             Market
   Amount                                                                            Value
    (000)                                                                            (000)
------------                                                                      -----------
MASSACHUSETTS -- 0.3%
               Massachusetts State, Water Resources Authority, Ser J, RB
$        565   5.000%, 08/01/42                                                   $       574
                                                                                  -----------
OKLAHOMA -- 1.2%
               Tulsa County, Oklahoma Industrial Authority, St. Francis
               Health System, RB
       2,000   5.000%, 12/15/36                                                         2,018
                                                                                  -----------
PUERTO RICO -- 8.6%
               Commonwealth of Puerto Rico, GO, MBIA Insured
         500   6.500%, 07/01/14                                                           583
       1,500   6.000%, 07/01/15                                                         1,725
               Commonwealth of Puerto Rico, Highway and Transportation
               Authority, Ser E, RB, FSA Insured
       1,000   5.500%, 07/01/21                                                         1,139
               Commonwealth of Puerto Rico, Public Improvement, GO, FSA Insured
         435   5.000%, 07/01/21                                                           453
               Commonwealth of Puerto Rico, Public Improvement, Ser A, GO
       1,000   5.000%, 07/01/27                                                         1,014
               Puerto Rico, Electric Power Authority, Ser HH, RB, FSA
               Insured, Pre-Refunded @ 101 (B)
         500   5.250%, 07/01/29                                                           528
               Puerto Rico, Housing Financing Authority, Capital Funding
               Program, RB
       2,360   5.000%, 12/01/16                                                         2,478
               Puerto Rico, Industrial Tourist Educational Medical
               Environmental Control Facilities, Hospital Auxilio Mutuo
               Obligation Group, Ser A, RB, MBIA Insured
         300   6.250%, 07/01/24                                                           300
               Puerto Rico, Municipal Financial Agency, Ser A, GO, CIFG Insured
         970   5.250%, 07/01/20                                                         1,074
               Puerto Rico, Public Buildings Authority, Ser F, RB
       3,650   5.250%, 07/01/25                                                         4,058
               Puerto Rico, University of Puerto Rico, Ser O, RB, MBIA Insured,
               Pre-Refunded @ 100 (B)
       1,500   5.750%, 06/01/19                                                         1,587
                                                                                  -----------
                                                                                       14,939
                                                                                  -----------
SOUTH CAROLINA -- 0.4%
               Edisto Beach, GO
         735   5.000%, 04/01/37                                                           735
                                                                                  -----------
TEXAS -- 5.0%
               Clint, Independent School District, GO
       1,505   5.000%, 08/15/23                                                         1,583
               Elgin, Independent School District, GO
       1,175   5.000%, 08/01/24                                                         1,238
               Grayson County, Pass Through Toll, GO, FSA Insured
       2,000   4.300%, 01/01/24                                                         1,950
               Harris County, Houston Texas Sports Authority, Ser A, RB,
               MBIA Insured (A)
       5,000   6.376%, 11/15/40                                                           823
               Rockdale, Independent School District, GO
       1,140   5.000%, 02/15/27                                                         1,186
               University of Texas, Permanent University Fund, Ser B, RB
       2,000   4.500%, 07/01/33                                                         1,909
                                                                                  -----------
                                                                                        8,689
                                                                                  -----------
               TOTAL MUNICIPAL BONDS (Cost $167,439)                                  169,459
                                                                                  -----------


Bishop Street Funds                                           September 30, 2007

Hawaii Municipal Bond Fund (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

                                                                                     Market
                                                                                     Value
   Shares                                                                            (000)
------------                                                                      -----------
                                 CASH EQUIVALENTS (C) -- 1.4%
               Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares,
   1,225,317   3.660%                                                             $     1,225
               Fidelity Institutional Tax-Exempt Portfolio, Institutional
   1,225,317   Shares, 3.640%                                                           1,225
                                                                                  -----------
               TOTAL CASH EQUIVALENTS (Cost $2,450)                                     2,450
                                                                                  -----------
TOTAL INVESTMENTS (COST $169,889) + -- 99.4%                                          171,909
                                                                                  -----------
                             OTHER ASSETS AND LIABILITIES -- 0.6%
OTHER ASSETS AND LIABILITIES, NET                                                         990
                                                                                  ===========
NET ASSETS -- 100.0%                                                              $   172,899
                                                                                  ===========

(A) ZERO COUPON SECURITY -- THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(C) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2007.

CIFG -- CDC  IXIS FINANCIAL GUARANTEE
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT -- ALTERNATIVE MINIMUM TAX
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTEE INSURANCE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSURANCE
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
XLCA -- XL CAPITAL

+ AT SEPTEMBER 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $169,889, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,982 AND $(962), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

BSF-QH-001-0700


Bishop Street Funds                                           September 30, 2007

Money Market Fund                                                    (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

    Face                                                                             Market
   Amount                                                                            Value
   (000)                                                                             (000)
------------                                                                      -----------
                                COMMERCIAL PAPER (A) -- 75.0%
AUTOMOTIVE -- 2.9%
               BMW Capital
$      6,000   5.102%, 10/01/07                                                   $     6,000
                                                                                  -----------
BANKS -- 54.1%
               Anznat
       4,500   5.307%, 10/19/07                                                         4,488
               Bank of America
       3,200   5.470%, 11/08/07                                                         3,182
       8,000   4.329%, 10/29/07                                                         7,967
               Bank of Montreal
      10,000   5.507%, 10/15/07                                                         9,979
               Danske
      10,500   5.392%, 10/18/07                                                        10,473
               Dexia Delaware
       1,500   5.446%, 10/12/07                                                         1,498
               Dexia Trust Services
       9,000   4.904%, 10/11/07                                                         8,988
               Dresdner
      10,500   5.146%, 12/19/07                                                        10,383
               Fortis Bank
       2,000   5.335%, 10/29/07                                                         1,992
       8,500   5.337%, 11/14/07                                                         8,445
               Lloyds TSB Bank
       6,000   5.517%, 10/09/07                                                         5,993
       4,500   5.314%, 10/16/07                                                         4,490
               Societe General
      11,100   5.324%, 11/05/07                                                        11,043
               Svenska Handels New York
      11,000   5.314%, 10/22/07                                                        10,966
               UBS Finance
       5,700   5.559%, 10/18/07                                                         5,685
       1,700   5.406%, 10/26/07                                                         1,694
       2,500   5.244%, 12/17/07                                                         2,472
               Westpac Capital
       2,500   5.323%, 10/11/07                                                         2,496
                                                                                  -----------
                                                                                      112,234
                                                                                  -----------
BROADCASTING & CABLE -- 2.7%
               Charta
       5,500   5.330%, 11/06/07                                                         5,471
                                                                                  -----------
FINANCIALS -- 15.3%
               Abbey National Treasury Services
      10,000   5.082%, 12/20/07                                                         9,889
               HBOS Treasury Services
       7,500   5.695%, 11/06/07                                                         7,458
       3,500   5.495%, 11/13/07                                                         3,477
               ING Funding
      11,000   5.303%, 10/17/07                                                        10,974
                                                                                  -----------
                                                                                       31,798
                                                                                  -----------
               TOTAL COMMERCIAL PAPER (Cost $155,503)                                 155,503
                                                                                  -----------


Bishop Street Funds                                           September 30, 2007

Money Market Fund                                                    (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

    Face                                                                             Market
   Amount                                                                            Value
   (000)                                                                             (000)
------------                                                                      -----------
                         CERTIFICATES OF DEPOSIT/BANK NOTES -- 10.6%
               Citina
$     11,000   5.475%, 11/16/07                                                   $    11,000
               RBOS
      11,000   5.680%, 12/14/07                                                        11,008
                                                                                  -----------
               TOTAL CERTIFICATES OF DEPOSIT/BANK NOTES
               (Cost $22,008)                                                          22,008
                                                                                  -----------
                          U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.6%
               FHLB
       5,000   4.982%, 11/23/07                                                         4,964
               FNMA
      13,000   4.837%, 12/28/07                                                        12,849
                                                                                  -----------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
               (Cost $17,813)                                                          17,813
                                                                                  -----------
                              CORPORATE OBLIGATIONS (B) -- 1.0%
               General Electric Capital MTN
       2,000   5.878%, 10/17/07                                                         2,000
                                                                                  -----------
               TOTAL CORPORATE OBLIGATIONS (Cost $2,000)                                2,000
                                                                                  -----------
                                REPURCHASE AGREEMENTS -- 5.1%
               Barclays Bank 5.000%, dated 09/28/07, to be repurchased on
               10/01/07, repurchase price $10,404,333 (collateralized by a U.S.
               Government obligation, par value $11,518,151, 5.500%, 08/01/36
      10,400   with a total market value $10,608,001)                                  10,400
               Barclays Bank 3.900%, dated 09/28/07, to be repurchased on
               10/01/07, repurchase price $200,065 (collateralized by a U.S.
               Treasury obligation, par value $192,000, 6.500%, 08/01/36 with a
         200   total market value $204,308)                                               200
                                                                                  -----------
               TOTAL REPURCHASE AGREEMENTS (Cost $10,600)                              10,600
                                                                                  -----------
TOTAL INVESTMENTS (COST $207,924) + -- 100.3%                                         207,924
                                                                                  -----------
                            OTHER ASSETS AND LIABILITIES -- (0.3)%
OTHER ASSETS AND LIABILITIES, NET                                                        (604)
                                                                                  -----------
NET -- 100%                                                                       $   207,320
                                                                                  ===========

(A) THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT THE TIME OF PURCHASE.

(B) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON SEPTEMBER 30, 2007. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.

FHLB - FEDERAL HOME LOAN BANK
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

BSF-QH-001-0700


Bishop Street Funds                                           September 30, 2007

Treasury Money Market Fund (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

  Face                                                                               Market
 Amount                                                                              Value
  (000)                                                                              (000)
---------                                                                         ------------
                     U.S. TREASURY OBLIGATIONS (A) -- 41.5%
            U.S. Treasury Bills
$  10,000   3.915%, 01/24/08                                                      $      9,877
   30,000   4.317%, 11/15/07                                                            29,840
   15,000   2.873%, 12/20/07                                                            14,844
                                                                                  ------------
            TOTAL U.S. TREASURY OBLIGATIONS (Cost $54,561)                              54,561
                                                                                  ------------
                         REPURCHASE AGREEMENTS -- 59.0%
   32,700   Barclays Bank 3.900%, dated 09/28/07, to be repurchased on
            10/01/07, repurchase price $32,710,628 (collateralized by a U.S.
            Treasury obligation, par value $29,799,000, 2.375%, 01/15/25 with a
            total market value $33,355,064)                                             32,700
   45,000   Lehman Brothers Bank 3.800%, dated 09/28/07, to be repurchased on 10/01/07, repurchase price $45,014,250 (collateralized by a U.S.
            Treasury obligation, par value $46,750,000, 0.000%, 03/13/08 with a
            total market value $45,902,420)                                             45,000
                                                                                  ------------
            TOTAL REPURCHASE AGREEMENTS (Cost $77,700)                                  77,700
                                                                                  ------------
TOTAL INVESTMENTS (COST $132,261) + -- 100.5%                                          132,261
                                                                                  ------------
                     OTHER ASSETS AND LIABILITIES -- (0.5)%
TOTAL OTHER ASSETS AND LIABILITIES, NET                                                    600
                                                                                  ------------
NET ASSETS -- 100.0%                                                              $    131,661
                                                                                  ============

(A) THE RATE SHOWN REPRESENTS THE SECURITY'S EFFECTIVE YIELD AT TIME OF
PURCHASE.

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

BSF-QH-001-0700


Bishop Street Funds                                           September 30, 2007

ITEM 2.  CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    Bishop Street Funds


By (Signature and Title)*                       /s/ James F. Volk
                                                -----------------------------
                                                James F. Volk, President

Date: November 23, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ James  F.  Volk
                                                -----------------------------
                                                James F. Volk, President

Date: November 23, 2007


By (Signature and Title)*                       /s/ Michael Lawson
                                                -----------------------------
                                                Michael Lawson
                                                Controller & CFO

Date: November 23, 2007

* Print the name and title of each signing officer under his or her signature.